SCHEDULE OF DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total	$ 1,929	$ 1,396
North American Brokerage [Member]
Segment Reporting Information [Line Items]
Total	1,150	609
One Real Title [Member]
Segment Reporting Information [Line Items]
Total	673	676
One Real Mortgage [Member]
Segment Reporting Information [Line Items]
Total	106	111
Other Segments [Member]
Segment Reporting Information [Line Items]
Total